Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after June 30, 2026 through the date the unaudited condensed consolidated financial statements were available for issuance and has not identified the any subsequent events occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.